Eaton Vance

AMT-Free Municipal Income Fund

June 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 107.3%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.3%
New York State Environmental Facilities Corp., 5.00%, 10/15/35(1)	$9,900	$10,174,329

		$10,174,329

Education — 7.1%
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	$5,000	$5,754,150
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/42	2,125	2,482,679
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/28	1,000	1,310,880
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/41	950	1,107,748
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,050	1,140,247
Pennsylvania Higher Educational Facilities Authority, (Drexel University), 5.00%, 5/1/37	1,750	2,054,325
Pima County Community College District, AZ, 5.00%, 7/1/35	725	884,906
University of California, 5.25%, 5/15/35	3,555	4,158,532
West Virginia University, 5.00%, 10/1/31	3,000	3,290,971

		$22,184,438

Electric Utilities — 4.1%
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,605	$1,692,280
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	3,520	3,532,672
Northern Municipal Power Agency, MN, 5.00%, 1/1/31	200	239,044
Northern Municipal Power Agency, MN, 5.00%, 1/1/35	170	199,505
Northern Municipal Power Agency, MN, 5.00%, 1/1/36	160	187,234
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,410	1,465,061
Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	2,895	3,316,483
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	2,035	2,042,224

		$12,674,503

Escrowed/Prerefunded — 7.4%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.00%, 7/15/30	$880	$902,933
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	1,320	1,356,155
Henrico County Economic Development Authority, VA, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/30	1,185	1,320,860
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	470	507,783
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	315	340,080
New Jersey Turnpike Authority, Prerefunded to 7/1/22, 5.00%, 1/1/30	3,060	3,395,590

Security	Principal Amount (000’s omitted)	Value
Oklahoma Development Finance Authority, (St. John Health System), Prerefunded to 2/15/22, 5.00%, 2/15/34	$2,035	$2,224,947
Savannah Economic Development Authority, GA, Escrowed to Maturity, 0.00%, 12/1/21	6,000	5,779,080
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	930	932,930
Washington, Prerefunded to 2/1/21, 5.25%, 2/1/36(1)	6,000	6,374,400

		$23,134,758

General Obligations — 18.6%
California, 5.00%, 4/1/27	$1,500	$1,885,245
California, 5.00%, 4/1/35	2,125	2,458,455
California, 5.25%, 10/1/29	560	608,580
California, 5.25%, 10/1/32	3,480	3,778,654
Chicago, IL, 5.00%, 1/1/39	1,400	1,551,732
Chicago, IL, 5.00%, 1/1/44	1,490	1,632,682
Chicago Board of Education, IL, 5.00%, 12/1/21	230	242,103
Chicago Board of Education, IL, 5.00%, 12/1/46	1,405	1,538,503
Chicago Board of Education, IL, 5.00%, 12/1/46	270	284,413
Corvallis School District No. 509J, OR, 5.00%, (0.00% until 6/15/20), 6/15/38	1,680	1,943,726
District of Columbia, 5.00%, 6/1/37(1)	7,000	8,426,180
Fennville Public Schools, MI, 4.00%, 5/1/34	1,000	1,142,000
Foothill-De Anza Community College District, CA, 5.00%, 8/1/34	1,150	1,339,531
Foothill-De Anza Community College District, CA, 5.00%, 8/1/36	1,150	1,337,703
Gallatin County School District No. 44, MT, 4.00%, 6/1/32	200	229,978
Gallatin County School District No. 44, MT, 4.00%, 6/1/35	520	587,064
Illinois, 4.00%, 6/1/33	2,000	2,070,660
Illinois, 5.00%, 1/1/26	5,000	5,679,700
Illinois, 5.00%, 5/1/35	2,000	2,158,240
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/31	4,470	5,010,244
New York, NY, 5.00%, 4/1/30	2,500	3,222,275
Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/24	1,220	1,123,376
Santa Clara County, CA, (Election of 2008), Prerefunded to 8/1/19, 5.00%, 8/1/39(1)	7,700	7,724,101
Springfield School District No. 19, OR, 5.00%, 6/15/30	1,085	1,282,861
University of Connecticut, 5.00%, 2/15/32	650	730,230

		$57,988,236

Hospital — 15.0%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$535	$568,074
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39	5,175	5,227,423
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,720	1,939,352
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	2,300	2,586,672
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	1,325	1,430,934
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,359,130
Colorado Health Facilities Authority, (Vail Valley Medical Center), 4.00%, 1/15/45	2,155	2,265,530
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/35	2,000	2,316,280
Delaware Health Facilities Authority, (Beebe Medical Center), 5.00%, 6/1/36	3,730	4,366,412
Delaware Health Facilities Authority, (Beebe Medical Center), 5.00%, 6/1/37	1,000	1,166,290

Security	Principal Amount (000’s omitted)	Value
Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/36	$5,345	$5,854,485
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	2,110	2,450,216
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 11/15/47	3,000	3,504,360
Ohio, (University Hospitals Health Systems, Inc.), 5.00%, 1/15/36	2,500	2,883,125
Orange County Health Facilities Authority, FL, (Orlando Health, Inc.), 5.375%, 10/1/23	1,000	1,010,020
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(1)	5,000	5,665,400

		$46,593,703

Housing — 0.7%
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/37	$500	$575,935
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/42	1,250	1,425,700
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(2)	285	285,000

		$2,286,635

Industrial Development Revenue — 0.9%
Selma Industrial Development Board, AL, (International Paper Co.), 5.80%, 5/1/34	$2,670	$2,758,030

		$2,758,030

Insured – Education — 0.7%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,750	$2,255,995

		$2,255,995

Insured – Electric Utilities — 0.7%
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	$2,865	$2,268,077

		$2,268,077

Insured – Escrowed/Prerefunded — 0.5%
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), Escrowed to Maturity, 0.00%, 8/15/21	$1,560	$1,512,950

		$1,512,950

Insured – General Obligations — 1.2%
Atlantic City, NJ, (AGM), 4.00%, 3/1/42	$145	$155,333
Chicago Board of Education, IL, (AGM), 5.00%, 12/1/24	505	574,433
McCook, IL, (AGM), 4.00%, 12/1/29	240	271,080
McCook, IL, (AGM), 4.00%, 12/1/30	200	224,166
McCook, IL, (AGM), 4.00%, 12/1/33	500	544,285
McCook, IL, (AGM), 4.00%, 12/1/34	440	473,312
Proviso Township High School District No. 209, IL, (AGM), 4.00%, 12/1/38	1,500	1,601,040

		$3,843,649

Insured – Lease Revenue/Certificates of Participation — 2.0%
Anaheim Public Financing Authority, CA, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$6,321,036

		$6,321,036

Security	Principal Amount (000’s omitted)	Value
Insured – Other Revenue — 2.0%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$10,600	$6,160,296

		$6,160,296

Insured – Special Tax Revenue — 5.6%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$5,265	$5,267,369
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/27	6,000	7,601,460
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	2,565	3,411,681
Successor Agency to San Francisco City and County Redevelopment Agency, CA, (NPFG), 5.00%, 8/1/43	1,100	1,271,897

		$17,552,407

Insured – Transportation — 9.6%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/28	$1,000	$1,114,380
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	1,000	1,113,200
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	785	874,631
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	7,120	2,929,239
Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/46	1,330	1,455,911
Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 5.00%, 11/15/44	2,500	3,004,200
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	11,000	14,316,390
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	5,285	5,106,579

		$29,914,530

Insured – Water and Sewer — 2.4%
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	$4,825	$5,225,523
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	655	749,202
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	565	643,643
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	280	316,834
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	565	636,156

		$7,571,358

Lease Revenue/Certificates of Participation — 3.2%
Hudson Yards Infrastructure Corp., NY, 4.00%, 2/15/44	$6,020	$6,548,255
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/37	3,000	3,436,230

		$9,984,485

Other Revenue — 1.5%
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/22	$400	$434,292
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(3)	1,200	216,000
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.25%, 12/1/38	970	1,112,658
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.50%, 12/1/43	355	409,975
Mercer County Improvement Authority, NJ, 4.00%, 3/15/40	935	1,055,204
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(4)	1,540	1,540,770

		$4,768,899

Senior Living/Life Care — 3.5%
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	$570	$640,532

Security	Principal Amount (000’s omitted)	Value
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	$2,690	$3,038,140
Saint Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/35	1,700	1,811,112
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	160	169,328
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	660	699,435
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/32(4)	1,575	1,793,673
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/38(4)	2,325	2,605,929

		$10,758,149

Special Tax Revenue — 3.6%
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	$932	$932,149
Jurupa Public Financing Authority, CA, 5.00%, 9/1/31	1,200	1,396,068
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 11/1/38	5,820	6,520,554
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/37	1,000	1,174,370
New York Convention Center Development Corp., Hotel Unit Fee, 0.00%, 11/15/27	235	195,318
River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	965	969,989

		$11,188,448

Transportation — 9.5%
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	$415	$441,655
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,100	1,254,132
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,455	1,654,961
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	605	688,696
Denver City and County, CO, Airport System Revenue, 2.568%, (70% of 1 mo. USD LIBOR + 0.86%), 11/15/19 (Put Date), 11/15/31(5)	880	880,405
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	1,100	1,213,146
Metropolitan Transportation Authority, NY, 5.00%, 11/15/35	325	385,102
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/33	6,150	7,082,094
New Jersey Turnpike Authority, 4.00%, 1/1/48	1,055	1,147,946
New Orleans Aviation Board, LA, 5.00%, 1/1/43	1,555	1,802,509
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/34	5,235	5,967,586
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,500	3,686,795
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	2,980	3,057,420
Texas Transportation Commission, 0.00%, 8/1/40	1,000	412,260

		$29,674,707

Water and Sewer — 4.2%
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/35(1)	$6,990	$8,549,888
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 4.00%, 6/15/41	4,000	4,466,280

		$13,016,168

Total Tax-Exempt Municipal Securities — 107.3% (identified cost $307,841,582)		$334,585,786

Trust Units — 0.8%

Security	Notional Amount (000’s omitted)	Value
Insured – Special Tax Revenue — 0.8%
COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (taxable), 8/1/46(6)	$774	$657,867
COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (non-taxable), 8/1/46(6)	2,350	1,709,875

Total Trust Units — 0.8% (identified cost $2,183,741)		$2,367,742

Total Investments — 108.1% (identified cost $310,025,323)		$336,953,528

Other Assets, Less Liabilities — (8.1)%		$(25,231,359)

Net Assets — 100.0%		$311,722,169

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At June 30, 2019, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

California	19.2%
New York	14.1%
Illinois	10.5%
Others, representing less than 10% individually	64.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2019, 23.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.0% to 15.1% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	The issuer is in default on the payment of principal but continues to pay interest.

(3)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2019, the aggregate value of these securities is $5,940,372 or 1.9% of the Fund’s net assets.

(5)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2019.

(6)

Security was received in connection with the restructuring of an insured zero-coupon bond issued by the Puerto Rico Sales Tax Financing Corporation (“COFINA”) (the “Original Bond”). The notional amount of the combined taxable and tax-exempt trust units reflects the accreted amount of the Original Bond from original issuance through the restructuring date. Each trust certificate represents an ownership interest in various coupon paying and zero-coupon COFINA bonds and potential insurance payments pursuant to an insurance policy with National Public Finance Guarantee Corporation. The trust units have no stated coupon interest rate but accrete income to maturity at the annual rate of approximately 5.04%, the same rate as the Original Bond.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Depreciation
Interest Rate Futures
U.S. 10-Year Treasury Note	145	Short	9/19/19	$(18,555,469)	$(348,903)

					$(348,903)

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guarantee Corp.

Currency Abbreviations:

USD	-	United States Dollar

At June 30, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $348,903.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$334,585,786	$—	$334,585,786
Trust Units	—	2,367,742	—	2,367,742
Total Investments	$—	$336,953,528	$—	$336,953,528

Liability Description
Futures Contracts	$(348,903)	$—	$—	$(348,903)
Total	$(348,903)	$—	$—	$(348,903)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.